ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Asset Retirement Obligation Disclosure [Abstract]
Schedule of asset retirement obligations

December 31,
2022
Beginning balance	$-
Liabilities incurred	3,000
Accretion expense	-
Ending balance	$3,000